Commitments and Contingencies	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Commitments and Contingencies

12. commitments AND CONTINGENCIES

Operating leases

The Company entered into long-term lease agreements for the rental of its premises, which call for minimum lease payments as follows:

Year ended	March 31, 2019
Long-term lease agreements	Total
2020	3,804
2021	1,680
2022	1,235
2023	1,252
2024	1,272
Thereafter	4,985
14,228

Expenses recorded in consolidated net loss relating to these operating leases amounted to approximately $2,922,000 for the year ended March 31, 2019 (2018 – $2,440,000; 2017 - $1,500,000).

The Group’s minimum contingent rental revenue, from the leasing of premises, amounts to approximately $1,244,000 and $260,000 for 2020 and 2021, respectively.

 Contingencies

From time to time, the Group may become involved in various claims and litigation as part of its normal course of business. While the final outcome thereof cannot be predicted, based on the information currently available, management believes the resolution of current pending claims and litigation will not have a material impact on the Group’s financial position and results of operations. Claims for which there is a probable unfavourable outcome are recorded in provisions.

Guarantees

The Company has issued letters of credit in the aggregate amount of $1,324,000 to secure a contract with a customer. This amount is secured by short-term deposits, consisting of guaranteed investments certificates, of an aggregate equivalent amount, bearing interest at 0.6% and maturing in January 2020

Operating commitments

Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2019
Technology licenses, infrastructure and other	Total
2020	1,388
2021	1,195
2022	1,012
2023	53
Thereafter	10
3,658